SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended	6 Months Ended
	Nov. 24, 2025	Oct. 29, 2025	Jun. 05, 2025	May 22, 2025	Feb. 28, 2026	Sep. 30, 2025	Dec. 11, 2025	Nov. 23, 2025	Aug. 19, 2025	Jun. 27, 2025	Jun. 11, 2025	Mar. 31, 2025	Sep. 25, 2024	Aug. 31, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.001	$ 0.001		$ 0.001						$ 0.001		$ 0.001	$ 0.001
Ordinary per share						$ 0.066						$ 0.066	$ 0.066
Interest rate												3.00%			3.00%
Stock Issued During Period, Value, New Issues						$ 15,308,000
Common Stock, Shares Authorized						50,000,000						50,000,000		50,000,000	50,000,000
Common Stock, Shares, Outstanding						13,923,611						9,611,111			7,711,111
Common Stock [Member]
Subsequent Event [Line Items]
Ordinary shares issued			562,500	3,750,000		4,312,500
Gross proceeds from initial public offering				$ 15,000,000.0
Stock Issued During Period, Value, New Issues						$ 4,313
O F A Group [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage									60.00%		100.00%
Next Investment L L C [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage									40.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued				3,750,000
Ordinary shares, par value				$ 0.001
Gross proceeds from initial public offering				$ 15,000,000
Interest rate										60.00%
[custom:NasdaqDeficiencyLetter-0]							On December 11, 2025, the Company received a letter from the Listing Qualifications Department of Nasdaq notifying the Company that the closing bid price per share for its ordinary shares was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). The Nasdaq notification letter does not result in the immediate delisting of the Company’s ordinary shares, and the shares will continue to trade uninterrupted under the symbol “OFAL.”
Subsequent Event [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001							$ 0.001
[custom:CommonStockSharesAuthorizedValue-0]	$ 320,000							$ 50,000
Common Stock, Shares Authorized	320,000,000							50,000,000
Subsequent Event [Member] | Reclassifying And Redesigning [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	120,000,000
Subsequent Event [Member] | Common Class A [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Common Stock, Shares Authorized	100,000,000
Common Stock, Voting Rights	one vote per share
Common Stock, Shares, Outstanding	14,223,611
Subsequent Event [Member] | Common Class B [Member] | FNHK Inc [Member]
Subsequent Event [Line Items]
Ordinary shares issued					6,666,667
Subsequent Event [Member] | Common Class B [Member] | CP Cowork Limited [Member]
Subsequent Event [Line Items]
Ordinary shares issued					6,666,666
Subsequent Event [Member] | Common Class B [Member] | R O P U S Inc [Member]
Subsequent Event [Line Items]
Ordinary shares issued					6,666,667
Subsequent Event [Member] | Common Class B [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Common Stock, Shares Authorized	20,000,000
Common Stock, Voting Rights	25 votes per share
Subsequent Event [Member] | Undesignated [Member] | Proposal One [Member]
Subsequent Event [Line Items]
Ordinary shares, par value	$ 0.001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Outstanding	200,000,000
Subsequent Event [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 50,000,000.0
Amortization of Debt Discount (Premium)		$ 1,500,000
Preferred Stock, Dividend Rate, Percentage		12.00%
Subsequent Event [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member] | Proposal Five [Member]
Subsequent Event [Line Items]
Ordinary shares issued	50,000
Stock Issued During Period, Value, New Issues	$ 50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001
Subsequent Event [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member] | Proposal Five [Member] | Greentree Financial Group Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 18,000,000
Subsequent Event [Member] | Preferred Stock [Member] | Series A Preferred Stock [Member] | Proposal Five [Member] | Tricore Foundation L L C [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 32,000,000
Subsequent Event [Member] | Common Stock [Member] | Common Class B [Member] | Proposal Four [Member]
Subsequent Event [Line Items]
Ordinary shares issued	20,000,000
Stock Issued During Period, Value, New Issues	$ 20,000.00
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Ordinary per share				$ 4.00